INCOME TAXES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subtotal	$ 0	$ 0	$ 7,892
Less Valuation allowance	0	0	(7,892)
Net deferred tax assets	0	0	0
Canada [Member]
Subtotal	0	0	0
Hong Kong [Member]
Subtotal	0	0	518
PRC [Member]
Subtotal	$ 0	$ 0	$ 7,374